As filed with the Securities and Exchange Commission on October 10, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-124048
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 37
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-07501
Amendment No. 53
☒
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account-G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 10, 2025

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on October 10, 2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated October 10, 2025
to the following statutory prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a meeting held on June 10, 2025, the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust"), approved the merger of the NVIT NS Partners International Focused Growth Fund (the "Target Fund") and the NVIT International Equity Fund (the "Acquiring Fund"). The merger will be effective on or about October 24, 2025 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	0.00%	11.01%	6.92%	5.77%	0.00%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
PROS-1126
1

Incorporation by Reference
The prospectus supplements dated May 29, 2025, May 30, 2025, June 24, 2025, July 10, 2025, July 31, 2025 and September 29, 2025, and the prospectus, except as modified herein, and the Statement of Additional Information, that were effective May 1, 2025, previously filed with the Commission under SEC file No. 333-124048, are hereby incorporated by reference and made a part of this registration statement.
Statutory Prospectus Supplements:
1)
Prospectus Supplement dated and filed on May 29, 2025 as document number d921550d485bpos.htm and hereby incorporated by reference.
2)
Prospectus Supplement dated and filed on May 30, 2025 as document number d904640d497.htm and hereby incorporated by reference.
3)
Prospectus Supplement dated and filed on May 30, 2025 as document number d912230d497.htm and hereby incorporated by reference.
4)
Prospectus Supplement dated and filed on June 24, 2025 as document number d64603d497.htm and hereby incorporated by reference.
5)
Prospectus Supplement dated and filed on July 10, 2025 as document number d933588d497.htm and hereby incorporated by reference.
6)
Prospectus Supplement dated and filed on July 31, 2025 as document number d21237d497.htm and hereby incorporated by reference.
7)
Prospectus Supplement dated and filed on September 29, 2025 as document number d230689d497vpsub.htm and hereby incorporated by reference.
Statutory Prospectuses:
1)
Monument Advisor prospectus effective May 1, 2025 filed on April 25, 2025, registration statement (333-124048), as document number d859368d485bpos.htm and hereby incorporated by reference.
2)
Monument Advisor Select prospectus effective May 1, 2025 filed on April 25, 2025, registration statement (333-124048), as document number d859368d485bpos.htm and hereby incorporated by reference.
Statement of Additional Information:
1)
Monument Advisor Statement of Additional Information effective May 1, 2025 filed on April 25, 2025, registration statement (333-124048), as document number d859368d485bpos.htm and hereby incorporated by reference.
0

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolutions of the Board of Directors
1)
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.
2)
Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Variable Annuity Contracts.
1)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
2)
Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
3)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.
4)
Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
5)
Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
6)
Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
7)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
8)
Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
9)
Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
10)
Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
11)
Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
12)
Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
13)
Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
14)
Form of Guaranteed Minimum Death Benefit Rider – Filed previously with Post-Effective Amendment No. 8 (333-124048) on August 22, 2008 and hereby incorporated by reference.
e)
Applications.
1)
Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

2)
Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.
3)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
4)
Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
5)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
6)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
7)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
8)
Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
f)
Certificates of Incorporation.
1)
Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
2)
Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
g)
Reinsurance Agreement.
1)
Reinsurance Agreement between Jefferson National Life Insurance Company and PHL Variable Insurance Company effective August 22, 2008 – Filed previously with Post-Effective No. 31 to the registration statement (File No. 333-124048) on April 25, 2023 and hereby incorporated by reference. Portions of this exhibit have been redacted.
h)
Participation Agreements.
The following Participation Agreements, if not indicated as attached hereto, were previously filed and are hereby incorporated by reference.
1)
(i)
Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
2)
(i)
Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.
(ii)
Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vi)
Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)
Amended and Restated Participation Agreement by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company on behalf of itself and its separate accounts, Jefferson National Life Insurance Company of New York on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated January 1, 2015 – Filed previously with Post-Effective Amendment No. 30 (333-124048) on December 21, 2022 and hereby incorporated by reference.
3)
(i)
Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
4)
(i)
Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)
Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)
Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(vi)
Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vii)
Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(viii)
Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ix)
Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(x)
Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(xi)
Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
5)
(i)
Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially

Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
6)
(i)
Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
7)
(i)
Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
8)

(i)
Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
9)
(i)
Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)
Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
10)
(i)
Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.
(ii)
Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
11)

(i)
Form of Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)
Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(vii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(viii)
Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ix)
Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(x)
Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.
12)
(i)
Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
(vi)
Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(vii)
Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(viii)
Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.
13)
(i)
Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iv)
Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(v)
Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.
14)
(i)
Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)
Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
15)
(i)
Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(v)
Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vii)
Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
16)
(i)
Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(iii)
Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(iv)
Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(v)
Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
17)
(i)
Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(iv)
Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(vi)
Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
18)
(i)
Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong

Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(v)
Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference
19)
(i)
Fund Participation Agreement among Nationwide Financial Services, Inc., Third Avenue Variable Series Trust, and Third Avenue Management LLC dated May 12, 2023 – Filed previously with Post-Effective Amendment No. 32 (333-124048) on April 25, 2024 and hereby incorporated by reference. Portions of this exhibit have been redacted.
20)
(i)
Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iii)
Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
(v)
Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
(vi)
Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
21)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
(ii)
Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.
22)

(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iv)
Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
23)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
24)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
(ii)
Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(iii)
Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
25)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ii)
Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
26)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.
27)
(i)
Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)
Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
28)
(i)
Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.
(ii)
Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iv)
Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.
29)
(i)
Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)
Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
30)

(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(iii)
Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
31)
(i)
Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.
32)
(i)
Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.
(ii)
Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
33)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
34)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
35)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(ii)
Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
36)
(i)
Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.
37)
(i)
Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)
Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
38)
(i)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 – Filed previously with Post-Effective Amendment No. 42 (333-177439) on April 25, 2024 and hereby incorporated by reference.
39)
(i)
Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)
Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
40)

(i)
Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(ii)
Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iii)
Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
(iv)
Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
(v)
Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
41)
(i)
Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
42)
(i)
Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
43)
(i)
Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
44)
(i)
Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
45)
(i)
Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
46)
(i)
Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
47)

(i)
Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
(ii)
Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
48)
(i)
Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
49)
(i)
Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
50)
(i)
Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.
51)
(i)
Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
52)
(i)
Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.
53)
(i)
Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
54)
(i)
Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
(ii)
Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
55)
(i)
Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ii)
Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
56)
(i)
Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
57)
(i)
Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
(ii)
Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
(iii)
Form of Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 – Filed previously with Post-Effective Amendment No. 33 on August 14, 2024 (333-124048) and hereby incorporated by reference.
58)
(i)
Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.
59)
(i)
Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
60)
(i)
Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
61)
(i)
Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
62)
(i)
Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

63)
(i)
Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
64)
(i)
Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
65)
(i)
Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.
66)
(i)
Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.
67)
(i)
Form of Participation Agreement dated June 17, 2021 among Nationwide Financial Services, Inc., Advisors Preferred Trust, and Ceros Financial Services, Inc., filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) and hereby incorporated by reference. Portions of this exhibit have been redacted.
68)
(i)
Participation Agreement dated October 28, 2024 among Nationwide Financial Services, Inc. and New Age Alpha Advisors, LLC filed October 3, 2024 with post-effective amendment number 34 to registration statement (333-124048) and hereby incorporated by reference. Portions of this exhibit have been redacted.
i)
Administrative Contracts –
The following administrative contracts, if not indicated as attached hereto, were previously filed and are hereby incorporated by reference.
1)
Mutual Fund Administrative Services Agreement with Advisors Preferred Trust, Advisors Preferred, and Gemini Fund Services dated June 17, 2021, filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) as document d184214dex9930i.htm. Portions of this exhibit have been redacted.
2)
Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
3)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm.
4)
Service Agreement with Fred Alger Management, Inc. dated January 1, 2001 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex994.htm. Portions of this exhibit have been redacted.

5)
Letter Agreement with Alliance Bernstein Investments, Inc. dated April 1, 2008, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex995.htm. Portions of this exhibit have been redacted.
6)
Administrative Services Agreement with ALPS Variable Insurance Trust dated May 1, 2008 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex996.htm. Portions of this exhibit have been redacted.
7)
Fund Participation and Service Agreement with American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated November 13, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex997.htm. Portions of this exhibit have been redacted.
8)
Administrative Services Agreement with BlackRock Advisors, LLC dated November 2, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex998.htm. Portions of this exhibit have been redacted.
9)
Form of Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc. dated November 1, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex999.htm. Portions of this exhibit have been redacted.
10)
Administrative Services Agreement with The Dreyfus Corporation dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9910.htm. Portions of this exhibit have been redacted.
11)
Letter Agreement with Dreyfus Service Corporation dated April 1, 2005 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9911.htm. Portions of this exhibit have been redacted.
12)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management dated January 1, 2017, as amended, with registration statement under 333-124048, post-effective amendment 15 filed on August 14, 2024 as document d869270dex99i12.htm. Portions of this exhibit have been redacted.
13)
Rule 12b-1 Related Agreement with Calvert Investment Distributors Inc. Dated April 16, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9912.htm. Portions of this exhibit have been redacted.
14)
Administrative Services Agreement with Calvert Research and Management dated January 17, 2017 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9913.htm. Portions of this exhibit have been redacted.
15)
Services Agreement with Calvert Investment Administrative Services, Inc. and Calvert Investment Services, Inc. dated May 1, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9914.htm. Portions of this exhibit have been redacted.
16)
Letter Agreement with Credit Suisse Asset Management, LLC dated May 1, 2006 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9915.htm. Portions of this exhibit have been redacted.
17)
Service Agreement with Delaware Distributors LP dated June 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9916.htm. Portions of this exhibit have been redacted.
18)
Shareholder Services Agreement with Eaton Vance Distributors, Inc. dated May 1, 2010 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9917.htm. Portions of this exhibit have been redacted.
19)
Dealer Agreement with Federated Securities Corp. dated January 19, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9918.htm. Portions of this exhibit have been redacted.

20)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
21)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
22)
Administrative Services Agreement with First Eagle Variable Funds dated November 19, 2018 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9921.htm. Portions of this exhibit have been redacted.
23)
Distribution and Shareholder Services Agreement with First Eagle Funds Distributors dated January 9, 2009 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9922.htm. Portions of this exhibit have been redacted.
24)
Administrative Services Agreement with Franklin Templeton Services, LLC dated November 1, 2008, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9923.htm. Portions of this exhibit have been redacted.
25)
Letter Agreement with Goldman Sachs Asset Management LP dated November 15, 2013, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9924.htm. Portions of this exhibit have been redacted.
26)
Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9925.htm. Portions of this exhibit have been redacted.
27)
Amendment dated July 1, 2021 to the Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended, with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i26.htm
28)
Amended and Restated Distribution Services Agreement with Invesco Distributors, Inc. dated January 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9926.htm. Portions of this exhibit have been redacted.
29)
Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i28.htm. Portions of this exhibit have been redacted.
30)
Amendment dated November 1, 2007 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i29.htm. Portions of this exhibit have been redacted.
31)
Amendment dated May 1, 2012 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i30.htm. Portions of this exhibit have been redacted.
32)
Amendment dated December 6, 2022 to the Financial Support Agreement with AIM Advisors, Inc. and AIM Distributors, Inc. dated April 30, 2004 with the registration statement under 333-124048, post-effective amendment number 30 as document d411475dex9927i31.htm. Portions of this exhibit have been redacted.
33)
Distribution and Shareholder Services Agreement with Janus Distributors LLC dated October 7, 2005, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9927.htm. Portions of this exhibit have been redacted.
34)
Letter Agreement (Institutional Shares) with Janus Capital Management LLC dated May 1, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9928.htm. Portions of this exhibit have been redacted.
35)
Letter Agreement (Service Shares) with Janus Capital Management LLC dated October 29, 2012, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9929.htm. Portions of this exhibit have been redacted.

36)
Administrative Services Agreement with John Hancock Investment Management Services, LLC dated September 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9930.htm. Portions of this exhibit have been redacted.
37)
JPMorgan Insurance Trust Distribution Fee Agreement with JPMorgan Distribution Services, Inc. dated October 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9931.htm. Portions of this exhibit have been redacted.
38)
Supplemental Payment Agreement with JPMorgan Insurance Trust dated October 1, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9932.htm. Portions of this exhibit have been redacted.
39)
Distribution and Servicing Plan Agreement with Lazard Retirement Series, Inc. dated June 23, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9933.htm. Portions of this exhibit have been redacted.
40)
Amendment to Services Agreement with Lazard Retirement Series, Inc. dated July 24, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9934.htm. Portions of this exhibit have been redacted.
41)
Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated September 26, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9935.htm. Portions of this exhibit have been redacted.
42)
Service Agreement with Lord Abbett Series Fund, Inc. dated January 1, 2000 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9936.htm. Portions of this exhibit have been redacted.
43)
Administrative Services Agreement with New Age Alpha Advisors, LLC. dated October 28, 2024 with the registration statement under 333-198590, post-effective amendement number 34 as document d870049dex99i43. Portions of this exhibit have been redacted.
44)
Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay) dated May 1, 2017 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9937.htm. Portions of this exhibit have been redacted.
45)
Letter Agreement with MFS Fund Distributors, Inc. dated February 6, 2018 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9938.htm. Portions of this exhibit have been redacted.
46)
Fund Administrative Services Agreement with Nationwide Fund Management LLC dated May 1, 2017, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9939.htm. Portions of this exhibit have been redacted.
47)
Distribution and Administrative Services Agreement with Neuberger Berman Management Inc. dated April 7, 2004 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9940.htm. Portions of this exhibit have been redacted.
48)
Amended and Restated Distribution and Shareholder Services Agreement with Northern Lights Variable Trust dated May 1, 2012 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9941.htm. Portions of this exhibit have been redacted.
49)
Fee Letter Agreement for Administrative Services with Northern Lights Variable Trust dated September 26, 2012 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9942.htm. Portions of this exhibit have been redacted.
50)
Distribution Services Agreement with Northern Lights Variable Trust dated May 1, 2007 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9943.htm. Portions of this exhibit have been redacted.
51)
PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9944.htm. Portions of this exhibit have been redacted.

52)
Services Agreement (Admin Class) with Pacific Investment Management Company LLC dated May 1, 2003, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9945.htm. Portions of this exhibit have been redacted.
53)
PIMCO Services Agreement for Institutional Class Shares of PIMCO Variable Insurance Trust with Pacific Investment Management Company LLC dated August 26, 2014, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9946.htm. Portions of this exhibit have been redacted.
54)
Administrative Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010 and Distribution Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9947.htm. Portions of this exhibit have been redacted.
55)
Marketing and Administrative Services Agreement with Putnam Retail Management Limited Partnership dated November 12, 2010, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document Portions of this exhibit have been redacted.
56)
Agreement with Royce & Associates, LLC dated May 1, 2003 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9949.htm. Portions of this exhibit have been redacted.
57)
Marketing and Administrative Services Agreement with Russell Financial Services, Inc. dated May 1, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9950.htm. Portions of this exhibit have been redacted.
58)
Services Agreement with Rydex Distributors, LLC dated July 27, 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9951.htm. Portions of this exhibit have been redacted.
59)
Administrative Services Agreement among Nationwide Financial Services, Inc. Third Avenue Management LLC and Third Avenue Variable Series Trust dated May 12, 2023 with the registration statement under 333-124048, post-effective amendment number 32 as document d796082dex99i57.htm. Portfions of this exhibit have been redacted.
60)
Fee Letter Agreement for Administrative Services with Timothy Plan and Timothy Partners Ltd dated September 28, 2010 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9952.htm. Portions of this exhibit have been redacted.
61)
Distribution and Shareholder Services Agreement with Two Roads Shared Trust dated 2014 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9953.htm. Portions of this exhibit have been redacted.
62)
Service Agreement with Two Roads Shared Trust dated January 30, 2015 with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9954.htm. Portions of this exhibit have been redacted.
63)
Marketing and Administrative Services Agreement with VP Distributors, LLC (Virtus) dated November 2011, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9955.htm. Portions of this exhibit have been redacted.
64)
Fee Letter Agreement and Administrative Services with Wells Fargo Variable Trust and Wells Fargo Funds Distributor dated September 15, 2007, as amended, with the registration statement under 333-124048, post-effective amendment number 28 as document d265844dex9956.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.

n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 28 (333-124048) on April 26, 2022 and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Hawley, Craig A.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Financial Officer – Financial Services and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Annuity & Life Operations and Director	Fuller-Napier, Stormi
Vice President and Assistant Secretary	Garman, David A.
Vice President-Annuities Marketing	Lucas, AuBree H.
Vice President and Treasurer and Director	Ryan, Craig E.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-Shared Business Solutions - Financial Services	Shaw, Wendy L.
Vice President and Assistant Treasurer	Sutch, Anthony L.
Vice President-CFO IPS - Individual Life	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Coale, Nicholas
Associate Vice-President and Assistant Treasurer	Hacker, Hope C.
Associate Vice-President-Life and Annuity Compliance	Hamilton, Valerie
Associate Vice-President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President-Specialized Annuity Distribution	Raible, Ann M.
Associate Vice President-New Business & Advisory - Annuity	Van Cleave, John
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan
sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Nationwide Life and Benefits Insurance Company (fka Direct General Life Insurance Company)	South Carolina
The Company is a South Carolina stock life insurance
company that previously offered a life product only, but is
filing stop loss products in majority of states and a fully
insured small group health product in a limited number of
states.

NSM Sales Corporation	Nevada	The Company is a sales and distribution organization for group health product and ancillary third-party products.
The Association Benefits Solution, LLC	Delaware
The Company is a Program Manager for self-funded
group health program where it coordinates and manages
offerings to employers looking for an "off the shelf"
solution to self-fund employee health plans.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of

Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance - Strategic Customer Solutions	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Hawley, Craig A.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 10, 2025.
Jefferson National Life Annuity Account-G
(Registrant)
By: /s/ Craig A. Hawley*
Craig A. Hawley
President
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley*
Craig A. Hawley President
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 10, 2025.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Director (Principal Executive Officer)
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer - Financial Services and Director (Chief Financial Officer)
/s/ STORMI FULLER-NAPIER*
Stormi Fuller-Napier, Vice President-Annuity & Life Operations and Director
/s/ CRAIG E. RYAN*
Craig E. Ryan, Vice President and Treasurer and Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney